NOTE 12: CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
Note 12 Convertible Notes Payable
Convertible notes payable
		As at December 31,
	2019	2018	2017
Balance, beginning of period	$-	$-	$-
Issue of notes payable	188,893	—	—
Unrealized foreign exchange loss	3,596	—	—
Interest expense	228	—	—
Balance, end of period	192,717	—	—
Less: non-current portion of notes payable	—	—	—
Current portion of notes payable	$192,717	$—	$—